Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2018
Customer risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2016	2017	2018
Customer A	19%	*	*
Customer B	*	*	13%

	As of
	December 31,
Accounts receivable, net	2017	2018
Customer A	13%	*
Customer B	32%	29%
Customer C	*	12%
Customer D	*	11%
Customer E	*	10%

Supplier risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Costs and expenses	2016	2017	2018
Supplier I	20%	13%	*
Supplier II	14%	*	*
Supplier III	16%	14%	*

	As of
	December 31,
Accounts payable	2017	2018
Supplier IV	31%	*
Supplier V	*	14%

*     The percentage was below 10% for the period.